UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                    FORM N-Q
                   Quarterly Schedule of Portfolio Holdings of
                    Registered Management Investment Company

                  Investment Company Act File Number: 811-5364



                           American High-Income Trust
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                   Date of fiscal year end: September 30, 2005

                   Date of reporting period: December 31, 2004





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Schedule of Investments

[logo - American Funds (r)]

AMERICAN HIGH-INCOME TRUST
Investment portfolio
December 31, 2004                                                     unaudited

                                                                                             Principal amount     Market value
BONDS & NOTES -- 86.67%                                                                                 (000)            (000)

CORPORATE BONDS & NOTES -- 81.82%
CONSUMER DISCRETIONARY -- 25.66%
Ford Motor Credit Co. 6.875% 2006                                                                    $  6,000         $  6,183
Ford Motor Credit Co. 6.50% 2007                                                                        3,000            3,121
Ford Motor Credit Co. 7.375% 2009                                                                      38,000           41,031
Ford Motor Credit Co. 7.875% 2010                                                                      23,300           25,700
Ford Motor Credit Co. 7.25% 2011                                                                       16,000           17,182
Ford Motor Credit Co. 7.375% 2011                                                                      24,000           25,898
Cinemark USA, Inc. 9.00% 2013                                                                          58,218           66,732
Cinemark, Inc. 0%/9.75% 2014(1)                                                                        40,050           30,438
General Motors Acceptance Corp. 6.125% 2006                                                             5,000            5,128
General Motors Acceptance Corp. 6.125% 2007                                                            13,500           13,908
General Motors Acceptance Corp. 6.15% 2007                                                             10,000           10,282
General Motors Acceptance Corp. 6.875% 2011                                                            12,000           12,314
General Motors Corp. 7.20% 2011                                                                         7,250            7,445
General Motors Acceptance Corp. 7.25% 2011                                                             16,000           16,772
General Motors Acceptance Corp. 6.875% 2012                                                            19,500           19,939
General Motors Acceptance Corp. 4.56% 2014(2)                                                           6,000            5,897
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 10.75% 2009                                                                          6,925            6,336
CCH II, LLC and CCH II Capital Corp. 10.25% 2010                                                       29,150           31,045
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 0%/13.50% 2011(1)                                                                    5,525            4,669
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 0%/11.75% 2011(1)                                                                    6,000            4,440
Charter Communications Holdings, LLC and Charter Communications Holdings
     Capital Corp. 0%/12.125% 2012(1)                                                                   2,850            1,952
Charter Communications Operating, LLC and Charter Communications Operating
     Capital Corp. 8.00% 2012(3)                                                                       16,150           16,877
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013                                            21,825           22,643
CanWest Media Inc., Series B, 10.625% 2011                                                             16,100           18,153
CanWest Media Inc. 8.00% 2012(3)                                                                       57,733           62,207
CanWest Media Inc., Series B, 7.625% 2013                                                               3,625            3,965
Six Flags, Inc. 9.50% 2009                                                                             13,000           13,585
Six Flags, Inc. 8.875% 2010                                                                            34,625           35,231
Six Flags, Inc. 9.75% 2013                                                                             16,125           16,447
Six Flags, Inc. 9.625% 2014                                                                            15,650           15,806
J.C. Penney Co., Inc. 8.00% 2010                                                                       25,995           29,829
J.C. Penney Co., Inc. 9.00% 2012                                                                        3,005            3,719
J.C. Penney Co., Inc. 6.875% 2015                                                                      10,420           11,332
J.C. Penney Co., Inc. 7.95% 2017                                                                       13,800           16,215
J.C. Penney Co., Inc. 8.125% 2027                                                                       6,100            6,664
J.C. Penney Co., Inc. 7.625% 2097                                                                       7,875            8,426
Young Broadcasting Inc. 8.50% 2008                                                                     12,350           13,276
Young Broadcasting Inc. 10.00% 2011                                                                    50,560           54,226
Royal Caribbean Cruises Ltd. 7.00% 2007                                                                18,168           19,576
Royal Caribbean Cruises Ltd. 6.75% 2008                                                                 6,840            7,310
Royal Caribbean Cruises Ltd. 8.00% 2010                                                                12,850           14,585
Royal Caribbean Cruises Ltd. 8.75% 2011                                                                14,900           17,675
Royal Caribbean Cruises Ltd. 6.875% 2013                                                                6,750            7,324
Technical Olympic USA, Inc. 9.00% 2010                                                                 24,861           26,726
Technical Olympic USA, Inc. 9.00% 2010                                                                  5,930            6,375
Technical Olympic USA, Inc. 7.50% 2011                                                                  8,000            8,100
Technical Olympic USA, Inc. 10.375% 2012                                                               22,180           24,952
Telenet Communications NV 9.00% 2013                                                              Euro 16,575           25,143
Telenet Group Holding NV 0%/11.50% 2014(1),(3)                                                         53,130           40,644
AMC Entertainment Inc. 9.50% 2011                                                                       7,307            7,590
AMC Entertainment Inc. 8.625% 2012(3)                                                                  10,900           12,099
AMC Entertainment Inc. 9.875% 2012                                                                     23,175           25,377
AMC Entertainment Inc. 8.00% 2014                                                                      16,340           16,340
Toys "R" Us, Inc. 7.625% 2011                                                                           2,500            2,500
Toys "R" Us, Inc. 7.875% 2013                                                                          40,770           40,668
Toys "R" Us, Inc. 7.375% 2018                                                                          16,560           15,401
D.R. Horton, Inc. 5.00% 2009                                                                            4,000            4,050
D.R. Horton, Inc. 8.00% 2009                                                                           18,270           20,531
D.R. Horton, Inc. 9.75% 2010                                                                            6,955            8,450
D.R. Horton, Inc. 7.875% 2011                                                                           2,030            2,334
Schuler Homes, Inc. 10.50% 2011                                                                         6,280            7,175
D.R. Horton, Inc. 6.875% 2013                                                                           5,575            6,063
D.R. Horton, Inc. 5.625% 2014                                                                           8,000            8,020
Mohegan Tribal Gaming Authority 6.375% 2009                                                            36,500           37,686
Mohegan Tribal Gaming Authority 8.00% 2012                                                              7,775            8,475
Mohegan Tribal Gaming Authority 7.125% 2014                                                             4,850            5,129
Kabel Deutschland GmbH 10.625% 2014(3)                                                                 43,330           50,046
William Lyon Homes, Inc. 7.625% 2012(3)                                                                 7,500            7,359
William Lyon Homes, Inc. 10.75% 2013                                                                   20,395           23,021
William Lyon Homes, Inc. 7.50% 2014                                                                    17,750           17,129
Quebecor Media Inc. 0%/13.75% 2011(1)                                                                   1,520            1,512
Quebecor Media Inc. 11.125% 2011                                                                       35,178           40,367
Sun Media Corp. 7.625% 2013                                                                             4,250            4,659
K. Hovnanian Enterprises, Inc. 10.50% 2007                                                             12,480           14,414
K. Hovnanian Enterprises, Inc. 6.00% 2010(3)                                                            4,500            4,551
K. Hovnanian Enterprises, Inc. 8.875% 2012                                                             14,475           16,067
K. Hovnanian Enterprises, Inc. 7.75% 2013                                                               5,000            5,425
K. Hovnanian Enterprises, Inc. 6.375% 2014                                                              6,000            6,045
Tenneco Automotive Inc., Series B, 10.25% 2013                                                         21,000           24,885
Tenneco Automotive Inc. 8.625% 2014(3)                                                                 16,400           17,138
Boyd Gaming Corp. 9.25% 2009                                                                            6,595            7,123
Boyd Gaming Corp. 7.75% 2012                                                                           27,150           29,763
Boyd Gaming Corp. 8.75% 2012                                                                            4,500            5,029
WCI Communities, Inc. 10.625% 2011                                                                     24,425           27,234
WCI Communities, Inc. 9.125% 2012                                                                       8,450            9,422
Visteon Corp. 8.25% 2010                                                                               27,250           28,681
Visteon Corp. 7.00% 2014                                                                                8,305            7,973
Lenfest Communications, Inc. 7.625% 2008                                                                6,750            7,444
Tele-Communications, Inc. 9.80% 2012                                                                    9,380           12,107
Comcast Corp. 10.625% 2012                                                                              2,245            2,956
Tele-Communications, Inc. 7.875% 2013                                                                   3,173            3,811
TCI Communications, Inc. 8.75% 2015                                                                     7,500            9,584
Saks Inc. 7.50% 2010                                                                                    5,000            5,350
Saks Inc. 9.875% 2011                                                                                  16,492           19,625
Saks Inc. 7.375% 2019                                                                                  10,575           10,522
NTL Cable PLC 8.75% 2014(2),(3)                                                                        19,500           22,084
NTL Cable PLC 8.75% 2014                                                                           Euro 4,500            6,811
NTL Cable PLC 9.75% 2014                                                                          Pound 3,000            6,151
Mirage Resorts, Inc. 6.75% 2007                                                                         5,700            6,013
Mirage Resorts, Inc. 6.75% 2008                                                                         4,800            5,070
MGM MIRAGE 6.00% 2009                                                                                  18,500           19,055
MGM MIRAGE 8.50% 2010                                                                                   3,100            3,542
ITT Corp. 6.75% 2005                                                                                   10,500           10,841
Starwood Hotels & Resorts Worldwide, Inc. 7.375% 2007                                                   3,875            4,151
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 2012                                                  15,325           17,585
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013                                       28,900           32,549
Carmike Cinemas, Inc. 7.50% 2014                                                                       30,025           30,888
Circus and Eldorado Joint Venture and Silver Legacy Resort Casino 10.125% 2012                         28,180           30,787
Blockbuster Inc. 9.00% 2012(3)                                                                         30,625           30,395
AOL Time Warner Inc. 6.15% 2007                                                                        20,000           21,171
AOL Time Warner Inc. 6.875% 2012                                                                        7,500            8,554
Antenna TV SA 9.75% 2008                                                                          Euro 20,750           29,368
Dillard's, Inc. 6.69% 2007                                                                              8,000            8,420
Dillard's, Inc. 6.30% 2008                                                                              2,950            3,053
Dillard's, Inc. 6.625% 2008                                                                             5,115            5,352
Dillard Department Stores, Inc. 7.85% 2012                                                              5,650            6,158
Dillard's, Inc. 6.625% 2018                                                                             3,000            3,015
Dillard's, Inc. 7.00% 2028                                                                              3,000            2,910
Dex Media East LLC, Dex Media East Finance Co., Series B, 9.875% 2009                                   5,000            5,719
Dex Media West LLC and Dex Media West Finance Co. 5.875% 2011(3)                                       10,500           10,500
Dex Media, Inc., Series B, 0%/9.00% 2013(1)                                                            10,225            8,065
Dex Media, Inc. 8.00% 2013                                                                              2,125            2,311
Warnaco, Inc. 8.875% 2013                                                                              22,375           24,724
Argosy Gaming Co. 7.00% 2014                                                                           22,030           24,453
TRW Automotive Acquisition Corp. 9.375% 2013                                                           14,951           17,418
TRW Automotive Acquisition Corp. 11.00% 2013                                                            5,704            6,902
Buffets, Inc. 11.25% 2010                                                                              22,400           24,080
Payless ShoeSource, Inc. 8.25% 2013                                                                    23,400           24,014
Gray Communications Systems, Inc. 9.25% 2011                                                           20,800           23,400
Adelphia Communications Corp. 10.25% 2006(4)                                                            9,955            9,731
Adelphia Communications Corp. 10.25% 2011(4)                                                            6,850            6,970
Century Communications Corp. 0% 2003(4)                                                                 4,565            4,862
Stoneridge, Inc. 11.50% 2012                                                                           18,190           21,237
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014(3)                                    21,025           20,920
Grupo Posadas, SA de CV 8.75% 2011(3)                                                                  18,945           20,319
Regal Cinemas Corp., Series B, 9.375% 2012(5)                                                          17,750           19,346
Harrah's Operating Co., Inc. 7.875% 2005                                                               10,875           11,337
Harrah's Operating Co., Inc. 7.125% 2007                                                                3,850            4,127
Harrah's Operating Co., Inc. 8.00% 2011                                                                 3,189            3,708
PETCO Animal Supplies, Inc. 10.75% 2011                                                                14,685           17,255
NextMedia Operating, Inc. 10.75% 2011                                                                  15,000           16,875
Aztar Corp. 7.875% 2014                                                                                14,750           16,336
Gaylord Entertainment Co. 8.00% 2013                                                                    2,350            2,550
Gaylord Entertainment Co. 6.75% 2014(3)                                                                13,600           13,736
RH Donnelley Inc. 8.875% 2010(3)                                                                       10,605           11,878
RH Donnelley Inc. 10.875% 2012(3)                                                                       3,000            3,577
MDC Holdings, Inc. 7.00% 2012                                                                          10,000           11,211
MDC Holdings, Inc. 5.50% 2013                                                                           4,000            4,068
EchoStar DBS Corp. 9.125% 2009                                                                         13,425           14,835
Beazer Homes USA, Inc. 8.375% 2012                                                                     13,250           14,641
Delphi Automotive Systems Corp. 6.50% 2009                                                              6,000            6,173
Delphi Corp. 6.50% 2013                                                                                 4,000            3,962
Delphi Trust II, trust preferred securities, 6.197% 2033(2)                                             4,500            4,215
Standard Pacific Corp. 5.125% 2009                                                                      8,500            8,415
Standard Pacific Corp. 6.25% 2014                                                                       6,000            5,910
Hilton Hotels Corp. 7.625% 2008                                                                         4,700            5,209
Hilton Hotels Corp. 7.20% 2009                                                                          5,885            6,572
Hilton Hotels Corp. 8.25% 2011                                                                            115              136
Hilton Hotels Corp. 7.625% 2012                                                                         2,050            2,401
LBI Media, Inc. 10.125% 2012                                                                           12,140           13,612
Ryland Group, Inc. 5.375% 2008                                                                         11,000           11,495
Ryland Group, Inc. 9.75% 2010                                                                           1,625            1,775
Atlantic Broadband Finance, LLC and Atlantic Broadband Finance, Inc.
     9.375% 2014(3)                                                                                    12,585           12,239
Radio One, Inc., Series B, 8.875% 2011                                                                 11,100           12,141
Bombardier Recreational Products Inc. 8.375% 2013                                                      11,100           11,905
Liberty Media Corp. 7.75% 2009                                                                          4,750            5,275
Liberty Media Corp. 7.875% 2009                                                                         5,500            6,135
Perkins Family Restaurants, LP, Perkins Finance Corp., Series B, 10.125% 2007                          10,250           10,532
Cooper Standard Automotive Group 7.0% 2012(3)                                                           2,050            2,091
Cooper Standard Automotive Group 8.375% 2014(3)                                                         8,165            8,185
Lighthouse International Co. SA 8.00% 2014                                                         Euro 7,300           10,233
La Quinta Properties, Inc. 8.875% 2011                                                                  2,000            2,240
La Quinta Properties, Inc. 7.00% 2012                                                                   6,500            6,906
British Sky Broadcasting Group PLC 8.20% 2009                                                           7,500            8,678
Reader's Digest Association, Inc. 6.50% 2011                                                            7,925            8,321
Sealy Mattress Co. 8.25% 2014                                                                           7,400            7,881
Boyds Collection, Ltd., Series B, 9.00% 2008                                                            8,122            7,757
Seneca Gaming Corp. 7.25% 2012                                                                          7,220            7,635
Meritor Automotive, Inc. 6.80% 2009                                                                     2,200            2,321
ArvinMeritor, Inc. 8.75% 2012                                                                           4,375            5,075
Entercom Radio, LLC 7.625% 2014                                                                         6,500            7,028
Videotron Ltee 6.875% 2014                                                                              6,500            6,752
Jostens IH Corp. 7.625% 2012(3)                                                                         6,325            6,610
Fisher Communications, Inc. 8.625% 2014(3)                                                              6,015            6,526
Entravision Communications Corp. 8.125% 2009                                                            6,000            6,435
Goodyear Tire & Rubber Co. 7.857% 2011                                                                  6,000            6,120
Toll Corp. 8.25% 2011                                                                                   5,500            6,105
Warner Music Group 7.375% 2014(3)                                                                       5,750            5,922
Mandalay Resort Group, Series B, 10.25% 2007                                                            5,000            5,675
Globo Comunicacoes e Participacoes Ltda., Series B, 10.50% 2006(3),(4)                                  2,600            2,483
Globo Comunicacoes e Participacoes SA 10.625% 2008(3),(4)                                               2,485            2,373
R.J. Tower Corp., Series B, 12.00% 2013                                                                 5,000            3,950
Mediacom LLC and Mediacom Capital Corp. 9.50% 2013                                                      3,525            3,556
Univision Communications Inc. 7.85% 2011                                                                3,000            3,544
Dana Corp. 5.85% 2015(3)                                                                                3,500            3,482
YUM! Brands, Inc. 7.70% 2012                                                                            2,900            3,441
News America Inc. 6.75% 2038                                                                            2,990            3,374
RBS-Zero Editora Jornalistica SA 11.00% 2010(3)                                                         3,410            3,240
Lennar Corp., Series B, 9.95% 2010                                                                      2,500            2,682
Ameristar Casinos, Inc. 10.75% 2009                                                                     2,000            2,240
Dura Operating Corp., Series D, 9.00% 2009                                                              2,000            1,990
Key Plastics Holdings, Inc., Series B, 10.25% 2007(4),(5)                                               9,650              121
                                                                                                                     2,584,655

MATERIALS -- 11.55%
Millennium America Inc. 9.25% 2008                                                                     30,825           35,218
Lyondell Chemical Co. 9.50% 2008                                                                       10,000           10,900
Equistar Chemicals, LP 10.125% 2008                                                                    16,050           18,578
Equistar Chemicals, LP 8.75% 2009                                                                       9,315           10,479
Equistar Chemicals, LP and Equistar Funding Corp. 10.625% 2011                                         44,875           52,279
Millennium America Inc. 7.625% 2026                                                                     2,000            1,980
Abitibi-Consolidated Co. of Canada 6.95% 2006                                                           1,000            1,042
Abitibi-Consolidated Co. of Canada 5.25% 2008                                                          11,250           11,067
Abitibi-Consolidated Finance LP 7.875% 2009                                                            14,500           15,406
Abitibi-Consolidated Inc. 8.55% 2010                                                                   15,230           16,582
Abitibi-Consolidated Co. of Canada 5.99% 2011(2)                                                       25,000           25,875
Abitibi-Consolidated Co. of Canada 6.00% 2013                                                          26,565           25,469
Freeport-McMoRan Copper & Gold Inc. 10.125% 2010                                                       71,425           81,960
Georgia-Pacific Corp. 7.50% 2006                                                                       11,625           12,235
Georgia-Pacific Corp. 7.375% 2008                                                                      25,200           27,531
Georgia-Pacific Corp. 8.875% 2010                                                                       9,925           11,600
Georgia-Pacific Corp. 8.125% 2011                                                                       8,475            9,789
Georgia-Pacific Corp. 9.50% 2011                                                                        2,525            3,125
Georgia-Pacific Corp. 7.70% 2015                                                                          600              688
Georgia-Pacific Corp. 8.875% 2031                                                                      10,095           12,669
Stone Container Corp. 9.25% 2008                                                                        6,425            7,132
Stone Container Corp. 9.75% 2011                                                                       10,175           11,192
Jefferson Smurfit Corp. (U.S.) 8.25% 2012                                                              26,670           29,204
Stone Container Corp. 8.375% 2012                                                                       2,000            2,190
Jefferson Smurfit Corp. (U.S.) 7.50% 2013                                                              19,875           21,316
Owens-Illinois, Inc. 8.10% 2007                                                                         5,250            5,617
Owens-Illinois, Inc. 7.35% 2008                                                                         4,440            4,684
Owens-Brockway Glass Container Inc. 8.875% 2009                                                         9,425           10,285
Owens-Illinois, Inc. 7.50% 2010                                                                         2,000            2,132
Owens-Brockway Glass Container Inc. 7.75% 2011                                                         15,985           17,384
Owens-Brockway Glass Container Inc. 8.75% 2012                                                         22,225           25,170
Owens-Brockway Glass Container Inc. 6.75% 2014                                                      Euro  375              535
Building Materials Corp. of America, Series B, 8.00% 2007                                                 150              156
Building Materials Corp. of America 8.00% 2008                                                          7,195            7,447
Building Materials Corp. of America 7.75% 2014(3)                                                      32,665           33,114
Graphic Packaging International, Inc. 8.50% 2011                                                       26,490           29,073
Graphic Packaging International, Inc. 9.50% 2013                                                        9,750           11,139
Crystal US Holdings 3 LLC and Crystal US Sub 3 Corp., Series B, 0%/10.50%
     2014(1),(3)                                                                                       39,350           27,151
BCP Caylux Holdings Luxembourg SCA 9.625% 2014(3)                                                      10,375           11,750
Associated Materials Inc. 9.75% 2012                                                                    1,945            2,183
AMH Holdings, Inc. 0%/11.25% 2014(1)                                                                   48,210           34,952
Gerdau Ameristeel Corp. and GUSAP Partners 10.375% 2011                                                29,875           35,178
Kappa Beheer BV 10.625% 2009                                                                      Euro 16,250           23,385
Kappa Beheer BV 12.50% 2009(1)                                                                          6,150            9,006
Ainsworth Lumber Co. Ltd. 7.25% 2012(3)                                                                12,675           12,960
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                   12,555           12,351
Ainsworth Lumber Co. Ltd. 6.75% 2014                                                                    4,400            4,328
United States Steel Corp. 10.75% 2008                                                                   3,571            4,223
United States Steel Corp. 9.75% 2010                                                                   20,923           23,957
Rhodia 8.00% 2010                                                                                 Euro  2,000            2,831
Rhodia 10.25% 2010                                                                                     21,265           24,029
Koppers Inc. 9.875% 2013                                                                               18,875           21,612
KI Holdings Inc. 0/9.875% 2014(1),(3)                                                                   3,975            2,564
Nalco Co. 7.75% 2011                                                                                   20,690           22,449
Oregon Steel Mills, Inc. 10.00% 2009                                                                   19,274           21,539
Norampac Inc. 6.75% 2013                                                                               19,850           20,991
Earle M. Jorgensen Co. 9.75% 2012                                                                      17,840           20,159
Longview Fibre Co. 10.00% 2009                                                                         17,950           19,700
Sino-Forest Corp., 9.125% 2011(3)                                                                      16,810           18,449
Sino-Forest Corp., 9.125% 2011                                                                            825              905
INVISTA 9.25% 2012(3)                                                                                  16,675           18,676
Luscar Coal Ltd. 9.75% 2011                                                                            15,215           17,345
Huntsman LLC 9.32% 2011(2),(3)                                                                            825              924
Huntsman LLC 11.50% 2012(3)                                                                            11,485           13,638
Steel Dynamics, Inc. 9.50% 2009                                                                        12,050           13,255
Crompton Corp. 7.67% 2010(2),(3)                                                                        8,325            9,095
Crompton Corp. 9.875% 2012(3)                                                                           2,550            2,932
Ispat Inland ULC 9.75% 2014                                                                             9,623           11,933
Boise Cascade, LLC and Boise Cascade Fin. Corp. 5.005% 2012(2),(3)                                      4,300            4,483
Boise Cascade, LLC and Boise Cascade Fin. Corp. 7.125% 2014(3)                                          6,875            7,305
Tekni-Plex, Inc., Series B, 12.75% 2010                                                                10,575           10,099
Graham Packaging Co., LP 9.875% 2014(3)                                                                 9,000            9,652
Rockwood Specialties Group, Inc. 7.50% 2014(3)                                                            700              730
Rockwood Specialties Group, Inc. 7.625% 2014                                                       Euro 5,700            7,961
Smurfit Capital Funding PLC 6.75% 2005                                                                  3,175            3,254
JSG Funding PLC 9.625% 2012                                                                             1,650            1,848
JSG Funding PLC 15.50% 2013(6)                                                                          2,942            3,457
Ball Corp. 6.875% 2012                                                                                  7,500            8,100
Peabody Energy Corp., Series B, 6.875% 2013                                                             7,000            7,612
Georgia Gulf Corp. 7.125% 2013                                                                          6,000            6,510
UCAR Finance Inc. 10.25% 2012                                                                           5,551            6,370
Neenah Paper, Inc. 7.375% 2014(3)                                                                       5,650            5,763
Allegheny Technologies, Inc. 8.375% 2011                                                                5,000            5,575
AK Steel Corp. 7.75% 2012                                                                               2,650            2,743
Airgas, Inc. 6.25% 2014                                                                                 2,500            2,562
Indah Kiat Finance Mauritius Ltd. 10.00% 2007(4)                                                          125               67
Indah Kiat International Finance Co. BV 11.875% 2002(7)                                                 2,250            1,474
Pindo Deli Finance Mauritius Ltd. 10.75% 2007(4)                                                          550              173
Pindo Deli Finance Mauritius Ltd. 10.25% 2002(7)                                                        2,500              787
APP International Finance Co. BV 11.75% 2005(4)                                                           275              144
                                                                                                                     1,163,361

TELECOMMUNICATION SERVICES -- 10.95%
Qwest Capital Funding, Inc. 7.75% 2006                                                                 17,250           18,242
Qwest Capital Funding, Inc. 7.00% 2009                                                                 27,500           27,294
Qwest Services Corp. 13.50% 2010(3)                                                                    43,215           52,182
Qwest Capital Funding, Inc. 7.25% 2011                                                                  6,225            6,132
Qwest Corp. 9.125% 2012(3)                                                                              3,600            4,176
Qwest Services Corp. 14.00% 2014(3)                                                                    21,310           27,064
Crown Castle International Corp. 9.375% 2011                                                           15,750           17,719
Crown Castle International Corp. 10.75% 2011                                                           20,000           21,800
Crown Castle International Corp. 7.50% 2013                                                            42,000           45,360
Crown Castle International Corp., Series B, 7.50% 2013                                                 33,300           35,964
Dobson Communications Corp. 10.875% 2010                                                               28,025           21,859
Dobson Cellular Systems, Inc. 6.96% 2011(2),(3)                                                         5,000            5,200
American Cellular Corp., Series B, 10.00% 2011                                                         57,050           49,206
Dobson Cellular Systems, Inc. 9.875% 2012(3)                                                           19,900           19,701
Dobson Communications Corp. 8.875% 2013                                                                19,150           13,549
American Tower Corp. 9.375% 2009                                                                        8,457            8,986
American Tower Corp. 7.25% 2011                                                                         5,425            5,778
American Tower Corp. 7.125% 2012(3)                                                                    62,860           64,589
American Tower Corp. 7.50% 2012                                                                        18,300           19,306
Nextel Communications, Inc. 6.875% 2013                                                                12,415           13,532
Nextel Communications, Inc. 7.375% 2015                                                                76,760           84,820
Triton PCS, Inc. 8.75% 2011                                                                            32,125           25,539
Triton PCS, Inc. 9.375% 2011                                                                           37,085           29,853
Triton PCS, Inc. 8.50% 2013                                                                            29,125           28,251
Western Wireless Corp. 9.25% 2013                                                                      75,770           82,779
Nextel Partners, Inc. 12.50% 2009                                                                       3,587            4,080
Nextel Partners, Inc. 8.125% 2011                                                                      49,665           55,376
Nextel Partners, Inc. 8.125% 2011                                                                      16,000           17,840
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC
     10.125% 2013                                                                                      32,555           36,706
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC and
     Centennial Puerto Rico Operations Corp. 8.625% 2014(2)                                            16,700           17,243
Rogers Wireless Inc. 7.25% 2012(3)                                                                     15,925           16,960
Rogers Wireless Inc. 7.50% 2015(3)                                                                     22,325           23,664
Rogers Cantel Inc. 9.75% 2016                                                                           1,625            1,950
Cincinnati Bell Inc. 7.25% 2013                                                                        39,455           40,737
AT&T Corp. 9.05% 2011(2)                                                                               29,275           33,849
AirGate PCS, Inc. 9.375% 2009(3)                                                                       13,453           14,563
AirGate PCS, Inc. 9.375% 2009                                                                           4,500            4,871
France Telecom 8.50% 2011(2)                                                                           14,250           17,020
Sprint Capital Corp. 6.375% 2009                                                                        9,320           10,131
Sprint Capital Corp. 6.90% 2019                                                                         2,500            2,803
AT&T Wireless Services, Inc. 8.125% 2012                                                               10,000           12,106
SBA Communications Corp. 8.50% 2012(3)                                                                 11,125           11,403
US Unwired Inc., Series B, 10.00% 2012                                                                  9,150           10,362
UbiquiTel Operating Co. 9.875% 2011                                                                     5,875            6,624
UbiquiTel Operating Co. 9.875% 2011(3)                                                                  1,850            2,086
SpectraSite, Inc. 8.25% 2010                                                                            7,250            7,776
Millicom International Cellular SA 10.00% 2013(3)                                                       6,500            6,833
FairPoint Communications, Inc. 11.875% 2010                                                             4,950            5,816
iPCS Escrow Co. 11.50% 2012(3)                                                                          5,000            5,700
PCCW-HKT Capital Ltd. 8.00% 2011(2),(3)                                                                 4,750            5,566
Cellco Finance NV 12.75% 2005                                                                           1,500            1,567
MetroPCS, Inc. 10.75% 2011                                                                              1,000            1,075
GT Group Telecom Inc. 0%/13.25% 2010(1),(4),(5)                                                        11,000                0
                                                                                                                     1,103,588

INDUSTRIALS -- 6.94%
Allied Waste North America, Inc., Series B, 7.625% 2006                                                 2,500            2,587
Allied Waste North America, Inc. 8.50% 2008                                                            16,500           17,572
Allied Waste North America, Inc., Series B, 8.875% 2008                                                16,750           18,006
Allied Waste North America, Inc., Series B, 6.50% 2010                                                 14,500           14,282
Allied Waste North America, Inc., Series B, 5.75% 2011                                                 13,700           12,946
Allied Waste North America, Inc., Series B, 6.125% 2014                                                10,000            9,450
Allied Waste North America, Inc., Series B, 7.375% 2014                                                16,950           16,314
Northwest Airlines, Inc. 7.625% 2005                                                                    2,000            2,012
Northwest Airlines, Inc. 8.875% 2006                                                                   20,740           20,014
Northwest Airlines, Inc. 8.70% 2007                                                                     4,600            4,094
Northwest Airlines, Inc. 9.875% 2007                                                                   20,425           18,536
Northwest Airlines, Inc. 7.875% 2008                                                                   19,750           16,195
Northwest Airlines, Inc. 10.00% 2009                                                                   18,205           15,429
Terex Corp. 9.25% 2011                                                                                 22,150           24,974
Terex Corp., Class B, 10.375% 2011                                                                      7,700            8,662
Terex Corp. 7.375% 2014                                                                                11,750           12,661
Horizon Lines, LLC and Horizon Lines Holding Corp. 9.00% 2012(3)                                       30,300           32,724
H-Lines Finance Holding Corp. 0%/11% 2013(1),(3)                                                       14,575           10,567
Delta Air Lines, Inc. 7.70% 2005                                                                        3,000            2,790
Delta Air Lines, Inc. 8.00% 2007(3)                                                                    18,850           13,996
Delta Air Lines, Inc. 10.00% 2008                                                                      15,750           11,694
Delta Air Lines, Inc., Series 2000-1, Class B, 7.92% 2010                                               2,500            1,933
Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.619% 2011                                            3,119            3,066
Delta Air Lines, Inc. 9.75% 2021                                                                        2,200            1,133
Delta Air Lines, Inc. 10.375% 2022                                                                      3,000            1,545
Delta Air Lines, Inc. 8.30% 2029                                                                        9,500            4,655
United Rentals (North America), Inc., Series B, 6.50% 2012                                             26,125           25,602
United Rentals (North America), Inc. 7.75% 2013                                                         7,500            7,387
United Rentals (North America), Inc., Series B, 7.00% 2014                                              3,000            2,820
Jacuzzi Brands, Inc. 9.625% 2010                                                                       31,255           34,849
DRS Technologies, Inc. 6.875% 2013(3)                                                                  21,425           22,496
DRS Technologies, Inc. 6.875% 2013                                                                     11,480           12,054
Continental Airlines, Inc. 8.00% 2005                                                                  16,815           16,479
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.487% 2012                                       5,000            5,021
Continental Airlines, Inc., Series 2000-2, Class C, 8.312% 2012(8)                                      5,059            3,898
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017(8)                                      3,119            2,635
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022(8)                                    2,947            2,987
Nortek, Inc. 8.50% 2014(3)                                                                             27,345           28,712
Tyco International Group SA 6.125% 2008                                                                12,500           13,479
Tyco International Group SA 6.125% 2009                                                                11,500           12,420
Tyco International Group SA 6.375% 2011                                                                 2,500            2,764
ACIH Inc. 0%/11.50% 2012(1),(3)                                                                        31,875           23,189
American Standard Inc. 8.25% 2009                                                                      10,190           11,782
American Standard Inc. 7.625% 2010                                                                      6,300            7,210
Bombardier Capital Inc., Series A, 6.125% 2006(3)                                                       7,500            7,537
Bombardier Inc. 6.75% 2012(3)                                                                          10,000            9,225
Bombardier Inc. 6.30% 2014(3)                                                                           2,000            1,745
Standard Aero Holdings, Inc. 8.25% 2014(3)                                                             16,750           18,174
Argo-Tech Corp. 9.25% 2011                                                                             15,950           17,585
Goodman Global Holdings 5.76% 2012(2),(3)                                                              10,325           10,531
Goodman Global Holdings 7.875% 2012(3)                                                                  5,150            5,124
KinderCare Learning Centers, Inc., Series B, 9.50% 2009                                                15,241           15,374
TFM, SA de CV 10.25% 2007                                                                               2,295            2,456
TFM, SA de CV 11.75% 2009(1)                                                                            9,600            9,828
TFM, SA de CV 12.50% 2012                                                                               2,310            2,708
AGCO Corp. 9.50% 2008                                                                                   5,250            5,617
AGCO Corp. 6.875% 2014                                                                             Euro 3,750            5,409
Kansas City Southern Railway Co. 9.50% 2008                                                             3,375            3,852
Kansas City Southern Railway Co. 7.50% 2009                                                             5,615            5,924
Synagro Technologies, Inc. 9.50% 2009                                                                   6,690            7,326
Cummins Inc. 9.50% 2010                                                                                 5,550            6,327
Esterline Technologies Corp. 7.75% 2013                                                                 5,000            5,487
Laidlaw International, Inc. 10.75% 2011                                                                 4,225            4,954
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012                                            2,500            2,302
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013                                          2,500            2,585
K&F Acquisition, Inc. 7.75% 2014(3)                                                                     4,250            4,409
Protection One Alarm Monitoring, Inc. 13.625% 2005(2),(5)                                               3,543            3,012
WMX Technologies, Inc. 7.10% 2026                                                                       2,150            2,440
NMHG Holding Co. 10.00% 2009                                                                            2,000            2,220
International Shipholding Corp., Series B, 7.75% 2007                                                   1,950            2,067
United Air Lines, Inc., 1991 Equipment Trust Certificates, Series A, 10.11%
     2006(4),(8)                                                                                        1,907              791
United Air Lines, Inc. 9.00% 2003(4)                                                                    3,000              277
                                                                                                                       698,907

UTILITIES -- 6.45%
Southern California Edison, First and Refunding Mortgage Bonds, 8.00% 2007                              3,750            4,086
Edison Mission Energy 10.00% 2008                                                                      26,300           30,311
Mission Energy Holding Co. 13.50% 2008                                                                 35,600           44,589
Edison Mission Energy 7.73% 2009                                                                       41,000           44,280
Edison Mission Energy 9.875% 2011                                                                      36,700           43,673
Midwest Generation, LLC, Series B, 8.56% 2016(8)                                                       25,350           28,154
Homer City Funding LLC 8.734% 2026(8)                                                                   9,490           11,103
Midwest Generation, LLC and Midwest Finance Corp. 8.75% 2034                                           19,250           21,945
AES Corp. 9.50% 2009                                                                                   27,107           30,970
AES Corp. 9.375% 2010                                                                                  10,569           12,339
AES Corp. 8.75% 2013(3)                                                                                43,985           50,198
AES Gener SA 7.50% 2014(3)                                                                             28,850           30,437
AES Corp. 9.00% 2015(3)                                                                                15,150           17,422
AES Red Oak, LLC, Series B, 9.20% 2029(8)                                                               7,000            7,892
Dynegy Holdings Inc. 9.875% 2010(3)                                                                    18,025           20,233
Dynegy Holdings Inc. 10.125% 2013(3)                                                                   43,390           49,898
Nevada Power Co., Series A, 8.25% 2011                                                                  6,200            7,153
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H,
     6.25% 2012                                                                                         3,000            3,146
Nevada Power Co., Series I, 6.50% 2012                                                                  3,375            3,586
Nevada Power Co., General and Refunding Mortgage Notes, Series G, 9.00% 2013                           29,605           34,786
Sierra Pacific Resources 8.625% 2014                                                                   14,575           16,543
Nevada Power Co., Series L, 5.875% 2015(3)                                                              3,300            3,341
Drax Group Ltd., Class A-1, 7.418% 2015(2),(3)                                                    Pound 4,127            7,953
Drax Group Ltd., Class A-2, unit, 8.918% 2015(2),(3),(9)                                                4,746           23,192
Drax Group Ltd., Class B, 6.918% 2025(2),(3)                                                            3,491            7,192
Enersis SA 7.375% 2014                                                                                 16,800           18,346
PSEG Energy Holdings Inc. 8.625% 2008                                                                  15,999           17,639
Texas Genco LLC and Texas Genco Financing Corp. 6.875% 2014(3)                                         15,775           16,386
Duke Capital Corp. 4.37% 2009                                                                             500              504
Duke Capital Corp. 7.50% 2009                                                                           9,000           10,197
Duke Capital LLC 5.668% 2014                                                                            2,000            2,068
NRG Energy, Inc. 8.00% 2013(3)                                                                          8,000            8,760
FPL Energy American Wind, LLC 6.639% 2023(3),(8)                                                        8,170            8,736
Electricidad de Caracas Finance BV 10.25% 2014(3)                                                       7,480            7,854
TNP Enterprises, Inc., Series B, 10.25% 2010                                                            4,250            4,558
                                                                                                                       649,470

CONSUMER STAPLES -- 5.47%
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
     9.50% 2010                                                                                        16,750           18,592
Burns Philp Capital Pty Ltd. and Burns Philp Capital (U.S.) Inc., Series B,
     10.75% 2011                                                                                       17,825           20,142
Burns Philp Capital Pty Ltd., Series B, 9.75% 2012                                                     58,097           64,197
Koninklijke Ahold NV 5.875% 2008                                                                   Euro 5,750            8,275
Ahold Finance U.S.A., Inc. 6.25% 2009                                                                  39,070           40,828
Ahold Finance U.S.A., Inc. 8.25% 2010                                                                  18,220           20,725
Ahold Finance U.S.A., Inc. 6.50% 2017                                                             Pound 1,375            2,622
Ahold Lease Pass Through Trust, Series 2001-A-1, 7.82% 2020(8)                                          3,783            4,107
Ahold Lease Pass Through Trust, Series 2001-A-2, 8.62% 2025(8)                                          5,500            6,026
Jean Coutu Group (PJC) Inc. 7.625% 2012(3)                                                              1,425            1,514
Jean Coutu Group (PJC) Inc. 8.50% 2014(3)                                                              56,025           57,706
Rite Aid Corp. 6.875% 2013                                                                             30,300           27,421
Rite Aid Corp. 9.25% 2013                                                                              11,250           11,419
Rite Aid Corp. 7.70% 2027                                                                              11,780            9,748
Rite Aid Corp. 6.875% 2028                                                                              6,000            4,620
Pathmark Stores, Inc. 8.75% 2012                                                                       43,920           42,163
Delhaize America, Inc. 8.125% 2011                                                                     23,645           27,682
Delhaize America, Inc. 9.00% 2031                                                                      10,000           12,988
Winn-Dixie Stores, Inc. 8.875% 2008                                                                    28,650           27,218
Winn-Dixie Pass Through Trust, Series 1999-1, Class A-1, 7.803% 2017(3),(8)                             3,068            2,556
Gold Kist Inc. 10.25% 2014                                                                             21,141           24,841
Playtex Products, Inc. 8.00% 2011                                                                      14,625           16,051
Playtex Products, Inc. 9.375% 2011                                                                      5,750            6,167
Stater Bros. Holdings Inc. 5.99% 2010(2)                                                                5,450            5,627
Stater Bros. Holdings Inc. 8.125% 2012                                                                 12,125           12,883
Constellation Brands, Inc. 8.125% 2012                                                                 16,000           17,460
Petro Stopping Centers, LP and Petro Financial Corp. 9.00% 2012                                        14,750           15,672
Del Monte Corp., Series B, 8.625% 2012                                                                 10,550           11,869
Fage Dairy Industry SA 9.00% 2007                                                                      10,000           10,100
WH Holdings (Cayman Islands) Ltd. and WH Capital Corp. 9.50% 2011                                       7,300            8,067
Duane Reade Inc. 7.01% 2010(2),(3)                                                                      6,000            6,120
Dole Food Co., Inc. 8.875% 2011                                                                         5,210            5,692
Great Atlantic & Pacific Tea Co., Inc. 9.125% 2011                                                        300              283
                                                                                                                       551,381

INFORMATION TECHNOLOGY -- 4.30%
Solectron Corp., Series B, 7.375% 2006                                                                 13,095           13,586
Solectron Corp. 9.625% 2009                                                                            54,425           60,140
Electronic Data Systems Corp. 7.125% 2009                                                              20,775           22,905
Electronic Data Systems Corp., Series B, 6.50% 2013(2)                                                 41,040           43,405
Sanmina-SCI Corp. 10.375% 2010                                                                         51,750           59,642
Micron Technology, Inc. 6.50% 2005(3)                                                                  40,714           40,511
Xerox Corp. 9.75% 2009                                                                                  2,000            2,360
Xerox Corp. 7.125% 2010                                                                                22,750           24,684
Xerox Corp. 7.625% 2013                                                                                 5,000            5,513
Nortel Networks Ltd. 6.125% 2006                                                                       24,575           25,128
Lucent Technologies Inc. 7.25% 2006                                                                    15,000           15,750
Lucent Technologies Inc. 5.50% 2008                                                                     8,500            8,776
Motorola, Inc. 7.625% 2010                                                                              7,000            8,130
Motorola, Inc. 8.00% 2011                                                                               8,025            9,611
Motorola, Inc. 7.50% 2025                                                                               2,000            2,342
Motorola, Inc. 5.22% 2097                                                                               4,550            3,685
Jabil Circuit, Inc. 5.875% 2010                                                                        14,750           15,544
Viasystems, Inc. 10.50% 2011                                                                           14,040           13,829
Semiconductor Note Participation Trust 0% 2011(3)                                                       8,420           12,546
Freescale Semiconductor, Inc. 6.875% 2011                                                               9,875           10,640
Flextronics International Ltd. 9.75% 2010                                                          Euro 6,310            9,401
MagnaChip Semiconductor, Ltd. 5.78% 2011(2),(3)                                                         4,150            4,285
MagnaChip Semiconductor, Ltd. 6.875% 2011(3)                                                            4,450            4,606
Amkor Technology, Inc. 9.25% 2008                                                                       2,975            3,057
Amkor Technology, Inc. 7.75% 2013                                                                       5,250            4,961
Iron Mountain Inc. 7.75% 2015                                                                           5,000            5,100
Hyundai Semiconductor America, Inc. 8.625% 2007(3)                                                      2,600            2,658
Exodus Communications, Inc. 11.625% 2010(4),(5)                                                         3,824                0
                                                                                                                       432,795

ENERGY -- 3.82%
Port Arthur Finance Corp. 12.50% 2009(8)                                                                1,697            1,994
Premcor Refining Group Inc. 9.25% 2010                                                                 12,675           14,386
Premcor Refining Group Inc. 6.125% 2011                                                                 6,000            6,315
Premcor Refining Group Inc. 6.75% 2011                                                                 23,700           25,655
Premcor Refining Group Inc. 7.75% 2012                                                                 33,650           37,267
Premcor Refining Group Inc. 9.50% 2013                                                                 22,350           26,038
Premcor Refining Group Inc. 6.75% 2014                                                                  5,000            5,338
Premcor Refining Group Inc. 7.50% 2015                                                                 26,900           29,254
Petrozuata Finance, Inc., Series B, 8.22% 2017(3),(8)                                                  45,190           45,359
Petrozuata Finance, Inc., Series B, 8.22% 2017(8)                                                       8,185            8,216
Newfield Exploration Co., Series B, 7.45% 2007                                                          1,750            1,899
Newfield Exploration Co. 7.625% 2011                                                                    3,500            3,955
Newfield Exploration Co. 8.375% 2012                                                                   23,500           26,438
Newfield Exploration Co. 6.625% 2014(3)                                                                14,575           15,486
General Maritime Corp. 10.00% 2013                                                                     40,700           47,009
Overseas Shipholding Group, Inc. 8.25% 2013                                                            14,000           15,645
Overseas Shipholding Group, Inc. 8.75% 2013                                                             7,820            8,915
Teekay Shipping Corp. 8.875% 2011                                                                      19,945           23,236
Ultrapetrol Ltd., First Preferred Ship Mortgage Notes, 9.00% 2014(3)                                   21,975           22,057
Williams Companies, Inc. 6.75% 2009(3)                                                                  2,000            2,165
Williams Companies, Inc. 8.125% 2012                                                                    3,000            3,480
Williams Companies, Inc. 8.75% 2032                                                                     9,250           10,672
Pemex Project Funding Master Trust 7.875% 2009                                                          1,400            1,576
Pemex Project Funding Master Trust 8.625% 2022                                                          1,170            1,364
Tengizchevroil Finance Co. S.ar.L., Series A, 6.124% 2014(3),(8)                                          750              756
                                                                                                                       384,475

HEALTH CARE -- 3.54%
Tenet Healthcare Corp. 6.375% 2011                                                                     30,260           28,217
Tenet Healthcare Corp. 7.375% 2013                                                                     12,590           12,275
Tenet Healthcare Corp. 9.875% 2014(3)                                                                  37,200           40,734
Quintiles Transnational Corp. 10.00% 2013                                                              46,900           52,763
Pharma Services Intermediate Holding Corp. 0%/11.50% 2014(1),(3)                                       22,600           16,159
Columbia/HCA Healthcare Corp. 6.91% 2005                                                               13,250           13,446
Columbia/HCA Healthcare Corp. 7.00% 2007                                                                8,255            8,669
HCA Inc. 5.50% 2009                                                                                    29,250           29,291
HCA -- The Healthcare Co. 7.875% 2011                                                                   1,250            1,379
Concentra Operating Corp. 9.50% 2010                                                                   24,600           27,921
Concentra Operating Corp. 9.125% 2012(3)                                                                7,025            7,973
Health Net, Inc. 9.875% 2011(2)                                                                        20,845           25,177
Athena Neurosciences Finance, LLC 7.25% 2008                                                            3,000            3,150
Elan Finance PLC and Elan Finance Corp. 6.51% 2011(2),(3)                                               2,400            2,538
Elan Finance PLC and Elan Finance Corp. 7.75% 2011(3)                                                  17,125           18,324
Team Health, Inc. 9.00% 2012                                                                           17,175           16,874
Universal Hospital Services, Inc., Series B, 10.125% 2011                                              12,815           13,392
MedCath Holdings Corp. 9.875% 2012                                                                     11,500           12,535
Triad Hospitals, Inc. 7.00% 2012                                                                       11,750           12,426
Medical Device Manufacturing, Inc. 10.00% 2012(3)                                                       7,250            7,848
Cardinal Health, Inc. 6.25% 2008                                                                        2,000            2,114
Cardinal Health, Inc. 6.75% 2011                                                                        3,000            3,304
                                                                                                                       356,509

FINANCIALS -- 3.14%
Host Marriott, LP, Series E, 8.375% 2006                                                                6,450            6,773
Host Marriott, LP, Series G, 9.25% 2007                                                                 1,725            1,932
Host Marriott, LP, Series I, 9.50% 2007                                                                 2,050            2,255
Host Marriott, LP, Series L, 7.00% 2012(3)                                                             16,450           17,478
Host Marriott, LP, Series K, 7.125% 2013                                                               17,200           18,469
Capital One Financial Corp. 8.75% 2007                                                                 19,800           21,751
Capital One Financial Corp. 7.125% 2008                                                                 5,000            5,480
Capital One Bank 6.50% 2013                                                                            12,500           13,681
LaBranche & Co Inc. 9.50% 2009                                                                         29,700           30,443
LaBranche & Co Inc. 11.00% 2012                                                                         6,000            6,480
Rouse Co. 3.625% 2009                                                                                  12,415           11,715
Rouse Co. 7.20% 2012                                                                                   12,370           13,395
Rouse Co. 5.375% 2013                                                                                   3,715            3,570
iStar Financial, Inc. 7.00% 2008                                                                        7,060            7,608
iStar Financial, Inc. 8.75% 2008                                                                        1,714            1,956
iStar Financial, Inc., Series B, 4.875% 2009                                                            2,000            2,032
iStar Financial, Inc. 6.00% 2010                                                                        9,600           10,139
iStar Financial, Inc., Series B, 5.70% 2014                                                             2,500            2,563
Kazkommerts International BV 8.50% 2013(3)                                                              7,000            7,350
Kazkommerts International BV 8.50% 2013                                                                 1,500            1,575
Kazkommerts International BV 7.875% 2014(3)                                                            10,000           10,050
MBNA Corp. 5.625% 2007                                                                                 10,000           10,490
MBNA Capital A, Series A, 8.278% 2026                                                                   7,500            8,252
Providian Financial Corp., Series A, 9.525% 2027(3)                                                    15,000           15,450
Crescent Real Estate LP 7.50% 2007                                                                     12,320           13,275
Advanta Capital Trust I, Series B, 8.99% 2026                                                          12,000           11,700
FelCor Lodging LP 9.00% 2011(2)                                                                         9,155           10,414
TuranAlem Finance BV 7.875% 2010                                                                       10,000           10,050
Fairfax Financial Holdings Ltd. 7.75% 2012                                                              7,750            7,944
UFJ Finance Aruba AEC 6.75% 2013                                                                        6,745            7,529
Chevy Chase Bank, FSB 6.875% 2013                                                                       5,500            5,706
Sovereign Capital Trust I 9.00% 2027                                                                    5,000            5,526
Mangrove Bay Pass Through Trust 6.102% 2033(2),(3)                                                      5,000            4,978
BankUnited Capital Trust, BankUnited Financial Corp. 10.25% 2026                                        4,500            4,894
Refco Finance Holdings 9.00% 2012(3)                                                                    2,500            2,750
Korea First Bank 7.267% 2034(2),(3)                                                                       870              970
                                                                                                                       316,623

NON-U.S. GOVERNMENT BONDS & NOTES -- 3.43%
Brazil (Federal Republic of), Debt Conversion Bond, Series L, Bearer,
     3.125% 2012(2)                                                                                     5,735            5,492
Brazil (Federal Republic of) Global 10.25% 2013                                                        26,500           31,323
Brazil (Federal Republic of), Bearer 8.00% 2014(6)                                                      7,200            7,375
Brazil (Federal Republic of) 10.50% 2014                                                                3,000            3,563
Brazil (Federal Republic of) Global 8.875% 2024                                                         1,895            1,971
Brazil (Federal Republic of) Global 11.00% 2040                                                        13,110           15,571
Russian Federation 8.25% 2010                                                                           6,000            6,671
Russian Federation 8.25% 2010(3)                                                                        5,000            5,559
Russian Federation 12.75% 2028                                                                          8,000           13,080
Russian Federation 5.00% 2030(1),(2)                                                                   32,365           33,498
United Mexican States Government, Series M10, 10.50% 2011                                          MXP 12,320            1,197
United Mexican States Government Eurobonds, Global 7.50% 2012                                          $1,450            1,648
United Mexican States Government Global 6.375% 2013                                                     6,000            6,405
United Mexican States Government, Series M11, 8.00% 2013                                           MXP 75,300            6,056
United Mexican States Government Global 11.375% 2016                                                   $6,751            9,981
United Mexican States Government Global 8.125% 2019                                                     1,663            1,956
United Mexican States Government, Series M20, 8.00% 2023                                          MXP 149,736           10,585
United Mexican States Government Global 8.30% 2031                                                     $3,020            3,547
United Mexican States Government Global 7.50% 2033                                                      2,285            2,474
Turkey (Republic of) Treasury Bill 0% 2005                                                 TRL 15,000,000,000            9,343
Turkey (Republic of) Treasury Bill 0% 2005                                                 TRL 11,000,000,000            7,214
Turkey (Republic of) 20.00% 2007                                                           TRL 23,982,500,000           19,071
Panama (Republic of) Global 10.75% 2020                                                             $     415              542
Panama (Republic of) Global 9.375% 2023                                                                18,708           21,701
Panama (Republic of) Global 8.875% 2027                                                                 6,500            7,183
Columbia (Republic of) 11.75% 2010                                                             COP 21,708,000       $    9,487
Colombia (Republic of) Global 10.00% 2012                                                               1,500            1,740
Colombia (Republic of) Global 10.75% 2013                                                               8,550           10,260
Colombia (Republic of) Global 11.75% 2020                                                               4,000            5,160
Colombia (Republic of) Global 10.375% 2033                                                                700              812
Peru (Republic of) 9.125% 2012                                                                          4,909            5,744
Peru (Republic of) 9.875% 2015                                                                          7,500            9,225
Peru (Republic of) 8.375% 2016                                                                          2,500            2,813
Peru (Republic of) Past Due Interest Eurobond 5.00% 2017(2)                                               383              369
Venezuela (Republic of) 10.75% 2013                                                                     6,000            7,200
Venezuela (Republic of) 9.25% 2027                                                                      4,630            4,896
Venezuela (Republic of) 9.375% 2034                                                                     3,000            3,182
Ukraine Government 7.65% 2013(3)                                                                        7,400            7,918
Ukraine Government 7.65% 2013                                                                           3,000            3,210
Dominican Republic 9.50% 2006(3)                                                                        3,130            2,954
Dominican Republic 9.50% 2006                                                                           1,250            1,180
Dominican Republic 9.04% 2013(3)                                                                        6,095            5,074
Dominican Republic 3.50% 2024(2)                                                                          500              406
State of Qatar 9.75% 2030                                                                               3,500            5,093
Aries Vermogensverwaltungs GmbH, Series C, 9.60% 2014(3)                                                4,000            4,940
Ecuador (Republic of) 8.00% 2030(2)                                                                     5,550            4,808
Guatemala (Republic of) 10.25% 2011(3)                                                                  1,000            1,184
Guatemala (Republic of) 10.25% 2011                                                                     1,000            1,184
Guatemala (Republic of) 9.25% 2013(3)                                                                   1,500            1,716
Banque Centrale de Tunisie 7.375% 2012                                                                  3,500            4,016
Argentina (Republic of) Global 15.50% 2008(10)                                                          1,500              503
Argentina (Republic of) 11.75% 2009(10)                                                                    75               26
Argentina (Republic of) 2.008% 2012(2)                                                                  2,380            2,008
Argentina (Republic of) Global 12.25% 2018(6),(10)                                                      2,860              951
Argentina (Republic of) Global 12.00% 2031(6),(10)                                                         53               18
El Salvador (Republic of) 7.75% 2023(3)                                                                 2,775            3,039
Indonesia (Republic of) 6.75% 2014(3)                                                                   1,250            1,256
                                                                                                                       365,521

U.S. GOVERNMENT & GOVERNMENT AGENCY BONDS & NOTES -- 0.82%
U.S. Treasury 5.75% 2005                                                                               14,000           14,361
U.S. Treasury 7.50% 2005                                                                                6,000            6,039
U.S. Treasury 3.25% 2007                                                                                5,000            5,008
U.S. Treasury 6.625% 2007                                                                              25,000           26,969
U.S. Treasury 4.75% 2008                                                                               10,000           10,473
Freddie Mac 4.25% 2005                                                                                 20,000           20,143
                                                                                                                        62,850

MUNICIPALS -- 0.38%
State of Wisconsin, Badger Tobacco Asset Securitization Corp., Tobacco
     Settlement Asset-backed Bonds, 6.125% 2027                                                        25,500           25,468
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 4.375% 2019                                                       4,000            3,991
State of New Jersey, Tobacco Settlement Financing Corp., Tobacco Settlement
     Asset-backed Bonds, Series 2003, 6.125% 2024                                                       5,000            4,949
State of Louisiana, Tobacco Settlement Authority, Asset-backed Bonds, Series
     2001-B, 5.50% 2030                                                                                 4,500            4,217
                                                                                                                        38,625

ASSET-BACKED OBLIGATIONS -- 0.22%(8)
Consumer Credit Reference Index Securities Program Trust, Series 2002-2A,
     Class FX, 10.421% 2007(3)                                                                         16,500           17,249
Mediterranean Re PLC, Class B, 8.16% 2005(2),(3)                                                        5,000            5,130
                                                                                                                        22,379


TOTAL BONDS & NOTES (cost: $8,123,984,000)                                                                           8,731,139


                                                                                                   Shares or
CONVERTIBLE SECURITIES -- 3.20%                                                             principal amount

CONSUMER DISCRETIONARY -- 1.37%
Amazon.com, Inc. 6.875% PEACS convertible subordinated notes 2010                             Euro 59,550,000           82,671
Amazon.com, Inc. 4.75% convertible subordinated debentures 2009                                  $  8,825,000            8,880
Six Flags, Inc. 7.25% PIERS convertible preferred 2009                                              1,000,000           22,130
General Motors Corp., Series B, 5.25% convertible debentures 2032                                $ 12,500,000           11,535
Ford Motor Co. Capital Trust II 6.50% cumulative convertible trust
     preferred 2032                                                                                   160,600            8,478
Gray Communications Systems, Inc., Series C, 8.00% convertible preferred
     2012(3),(5),(6)                                                                                      300            3,720
                                                                                                                       137,414

INFORMATION TECHNOLOGY -- 0.86%
Celestica Inc. 0% convertible debentures 2020                                                      32,625,000           18,188
Fairchild Semiconductor Corp. 5.00% convertible notes 2008                                         17,850,000           18,095
Micron Technology, Inc. 2.50% convertible note 2010                                                 5,000,000            5,938
Micron Technology, Inc. 2.50% convertible notes 2010(3)                                             8,000,000            9,500
Conexant Systems, Inc. 4.00% convertible subordinated notes 2007                                   14,700,000           13,377
SCI Systems, Inc. 3.00% convertible subordinated debentures 2007                                   12,000,000           11,640
Amkor Technology, Inc. 5.75% convertible notes 2006                                                 6,800,000            6,698
LSI Logic Corp. 4.00% convertible notes 2006                                                        3,000,000            2,981
                                                                                                                        86,417

FINANCIALS -- 0.30%
Providian Financial Corp. 3.25% convertible debentures 2005                                        20,000,000           20,075
Equity Office Properties Trust, Series B, 5.25% convertible preferred 2008                            200,000           10,232
                                                                                                                        30,307

TELECOMMUNICATION SERVICES -- 0.30%
American Tower Corp. 5.00% convertible debentures 2010                                             25,925,000           26,184
Dobson Communications Corp., Series F, 6.00% convertible preferred(3),(5)                              57,760            3,697
                                                                                                                        29,881

UTILITIES -- 0.21%
AES Trust VII 6.00% convertible preferred 2008                                                        439,925           21,380

INDUSTRIALS -- 0.16%
Cummins Capital Trust I 7.00% QUIPS convertible preferred 2031(3)                                     180,000           16,448


TOTAL CONVERTIBLE SECURITIES (cost: $248,444,000)                                                                      321,847



                                                                                                                  Market value
WARRANTS -- 0.09%                                                                                      Shares            (000)

TELECOMMUNICATION SERVICES -- 0.09%
American Tower Corp., warrants, expire 2008(3),(11)                                                    38,250       $    8,798
XO Communications, Inc., Series A, warrants, expire 2010(11)                                           37,767               27
XO Communications, Inc., Series B, warrants, expire 2010(11)                                           28,325               14
XO Communications, Inc., Series C, warrants, expire 2010(11)                                           28,325               11
KMC Telecom Holdings, Inc., warrants, expire 2008(3),(5),(11)                                          22,500                0
GT Group Telecom Inc., warrants, expire 2010(3),(5),(11)                                               11,000                0
Allegiance Telecom, Inc., warrants, expire 2008(3),(5),(11)                                             5,000                0
                                                                                                                         8,850

INDUSTRIALS -- 0.00%
Protection One, Inc., warrants, expire 2005(3),(5),(11)                                                30,400               --


TOTAL WARRANTS (cost: $1,233,000)                                                                                        8,850



PREFERRED STOCKS -- 2.46%

FINANCIALS -- 2.31%
Fuji JGB Investment LLC, Series A, 9.87% noncumulative preferred
     (undated)(2),(3)                                                                              61,565,000           72,076
IBJ Preferred Capital Co. LLC, Series A, 8.79% noncumulative preferred
     (undated)(2),(3)                                                                              51,675,000           58,574
Swire Pacific Capital Ltd. 8.84% cumulative guaranteed perpetual capital
     securities(3)                                                                                  1,125,000           30,516
Swire Pacific Offshore Financing Ltd. 9.33% cumulative guaranteed perpetual
     preferred capital securities(3)                                                                  546,648           14,964
Tokai Preferred Capital Co. LLC, Series A, 9.98% noncumulative preferred
     (undated)(2),(3)                                                                              29,963,000           35,047
SB Treasury Co. LLC, Series A, 9.40% noncumulative preferred (undated)(2),(3)                       8,480,000            9,777
Fannie Mae, Series O, 0% preferred 2007(3),(11)                                                       150,000            8,400
Chevy Chase Preferred Capital Corp., Series A, 10.375% exchangeable preferred                          55,994            3,234
                                                                                                                       232,588

TELECOMMUNICATION SERVICES -- 0.14%
Dobson Communications Corp. 13.00% senior exchangeable preferred 2009(5)                               30,187           13,584
Dobson Communications Corp. 12.25% senior exchangeable preferred 2008(5),(6)                            2,000              900
XO Communications, Inc. 14.00% preferred 2009(6),(11)                                                      40               --
                                                                                                                        14,484

CONSUMER STAPLES -- 0.01%
Great Atlantic & Pacific Tea Co., Inc. 9.375% QUIBS preferred 2039                                     18,500              443

CONSUMER DISCRETIONARY -- 0.00%
Adelphia Communications Corp., Series B, 13.00% preferred 2009(11)                                     36,196               45

INFORMATION TECHNOLOGY -- 0.00%
ZiLOG, Inc. -- MOD III Inc., units(5),(12)                                                              1,868                0


TOTAL PREFERRED STOCKS (cost: $216,460,000)                                                                            247,560



COMMON STOCKS -- 1.67%

TELECOMMUNICATION SERVICES -- 1.11%
NTELOS Inc.(3),(5),(11),(12)                                                                        1,983,310        $  72,490
Nextel Communications, Inc., Class A(11)                                                              613,418           18,403
Dobson Communications Corp., Class A(11)                                                            5,754,785            9,898
AirGate PCS, Inc.(3),(11)                                                                             226,070            8,048
VersaTel Telecom International NV(11)                                                                 779,280            2,248
Netia SA(11)                                                                                          327,966              485
Cincinnati Bell Inc.(11)                                                                               70,740              294
XO Communications, Inc.(11)                                                                            18,882               57
                                                                                                                       111,923

FINANCIALS -- 0.21%
Federal Realty Investment Trust                                                                       327,000           16,890
Equity Office Properties Trust                                                                        150,000            4,368
                                                                                                                        21,258

INFORMATION TECHNOLOGY -- 0.17%
ZiLOG, Inc.(11),(12)                                                                                1,140,500            9,124
Fairchild Semiconductor International, Inc.(11)                                                       500,000            8,130
                                                                                                                        17,254

CONSUMER DISCRETIONARY -- 0.09%
Emmis Communications Corp., Class A(11)                                                               201,000            3,857
Viacom Inc., Class B, nonvoting                                                                        63,225            2,301
Clear Channel Communications, Inc.                                                                     51,012            1,708
Radio One, Inc., Class D, nonvoting(11)                                                                44,000              709
Radio One, Inc., Class A(11)                                                                           22,000              354
                                                                                                                         8,929

INDUSTRIALS -- 0.08%
Delta Air Lines, Inc.(3),(5),(11)                                                                     766,165            4,871
DigitalGlobe, Inc.(3),(5),(11)                                                                      3,064,647            3,065
                                                                                                                         7,936

CONSUMER STAPLES -- 0.01%
Winn-Dixie Stores, Inc.                                                                               250,000            1,138

HEALTH CARE -- 0.00%
Clarent Hospital Corp.(5),(11),(12)                                                                   576,849              288


TOTAL COMMON STOCKS (cost: $177,536,000)                                                                               168,726


                                                                                             Principal amount
SHORT-TERM SECURITIES -- 3.75%                                                                          (000)

U.S. Treasury Bills 1.865%-2.0875% due 1/27-2/24/2005(13)                                            $134,800          134,451
Pfizer Inc 2.01%-2.05% due 1/4-2/1/2005(3)                                                             60,700           60,653
Abbott Laboratories Inc. 2.06%-2.18% due 1/4-1/20/2005(3),(13)                                         43,500           43,482
CAFCO, LLC 2.32% due 1/24/2005(3)                                                                      41,300           41,236
Procter & Gamble Co. 2.21% due 2/24/2005(3)                                                            37,500           37,362
Freddie Mac 2.31% due 2/23/2005                                                                        21,000           20,927
Eli Lilly and Co. 2.01% due 1/19/2005(3)                                                               20,000           19,977
Clipper Receivables Co., LLC 2.35% due 1/28/2005(3)                                                    20,000           19,964


                                                                                                                  Market value
SHORT-TERM SECURITIES                                                                                                    (000)

TOTAL SHORT-TERM SECURITIES (cost: $378,048,000)                                                                 $     378,052


TOTAL INVESTMENT SECURITIES (cost: $9,145,705,000)                                                                   9,856,174
OTHER ASSETS LESS LIABILITIES                                                                                          217,549

NET ASSETS                                                                                                         $10,073,723


(1) Step bond; coupon rate will increase at a later date.
(2) Coupon rate may change periodically.
(3) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $2,285,996,000, which represented 22.69% of the net assets of the fund.
(4) Company not making scheduled interest payments; bankruptcy proceedings pending.
(5) Valued under fair value procedures adopted by authority of the Board of Trustees.
(6) Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(7) Company did not make principal payment upon scheduled maturity date; reorganization pending.
(8) Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturities are shorter than the stated maturities.
(9) This unit also contains 895,000 par of Drax Group Ltd, Class A-3, 10.0375% 2020 and 895,000 shares of Drax Group Ltd. common stock
(10) Scheduled interest payments not made; reorganization pending.
(11) Security did not produce income during the last 12 months.
(12) The fund owns 5% or more of the outstanding voting shares of this company. See table below for additional information.
(13) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.


FEDERAL INCOME TAX INFORMATION                           (dollars in thousands)

Gross unrealized appreciation on investment securities                                                          $   859,157
Gross unrealized depreciation on investment securities                                                             (155,166)
Net unrealized appreciation on investment securities                                                                703,991
Cost of investment securities for federal income tax purposes                                                     9,152,183


INVESTMENTS IN AFFILIATES:

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the three months ended December 31, 2004 appear below.

                                          Beginning                                                      Dividend/         Market
                                          shares or                                                       Interest       value of
                                          principal                                Ending shares or         income     affiliates
Company                                      amount    Purchases           Sales   principal amount          (000)          (000)

AirGate PCS, Inc.(14)                       671,293           --     $   445,223            226,070         $   --     $    8,048
AirGate PCS, Inc. 9.375% 2009(14)       $16,253,200           --       2,800,000         13,453,200            418         14,563
AirGate PCS, Inc. 9.375% 2009(14)      $  6,000,000           --       1,500,000          4,500,000            140          4,871
Clarent Hospital Corp.                      576,849           --              --            576,849             --            288
NTELOS Inc.                               1,983,310           --              --          1,983,310             --         72,490
ZiLOG, Inc.                               1,140,500           --              --          1,140,500             --          9,124
ZiLOG, Inc. -- MOD III Inc., units            1,868           --              --              1,868             --             --
                                                                                                              $558       $109,384


(14) Unaffiliated issuer at 12/31/04.




ITEM 2 - Controls and Procedures

The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 3 - Exhibits

The certifications required by Rule 301-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN HIGH-INCOME TRUST

By

/s/ David C. Barclay
-------------------------------------------------------
David C. Barclay, President and PEO

Date: February 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By

/s/ David C. Barclay
-----------------------------------------------------
David C. Barclay, President and PEO

Date: February 28, 2005



By

/s/ Susi M. Silverman
-----------------------------------------------------
Susi M. Silverman, Treasurer and PFO

Date: February 28, 2005